Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2019
Other financial assets, current
Schedule of other financial assets, current

	March 31,
	2018	2019
Interest accrued on term deposits	6,883	2,404
Interest accrued on advances to related parties (refer to note 42)	70	1,642
Security deposits	40,814	71,406
Others (includes Government Grant)	32,120	156,835
Total	79,887	232,287